OTHER (EXPENSES) INCOME (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Analysis of income and expense [abstract]
Loss on disposal of plant and equipment	$ (5,344)	$ (3,068)
Expense related to the premium paid for shares over the prevailing market price	(2,782)	0
Write-down of mineral properties	0	(906)
Royalty income	0	1,417
Other	(1,023)	(510)
Other (expenses) income	$ (9,149)	$ (3,067)